RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative - GBP (£) £ in Millions	12 Months Ended				48 Months Ended	121 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2030	Jan. 28, 2020	Dec. 31, 2016
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of retirement age		60 years
Contributions to defined benefit schemes	£ 1,100	£ (1,153)	£ (1,069)	£ (868)
Gap between RPI and CPI (in basis points)						1.00%
Three most significant schemes, percentage of total defined benefit obligations (in percent)		90.00%
Hedged percent of exposure to increases in life expectancy (in percent)							20.00%
Swap fair value at inception							£ 0
Asset-liability matching strategy, liability sensitivity to interest rate movements (in percent)		105.00%
Asset-liability matching strategy, liability sensitivity to inflation movements (in percent)		100.00%
Healthcare premiums
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of reasonably possible increase in actuarial assumption (in percent)		6.40%	6.54%
Longevity insurance arrangement
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Defined benefit plan estimated amount of plan participants future benefits covered by insurance contracts issued by employer or related parties							£ 10,000
The group's three main schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of gross defined benefit pension assets (in percent)		94.00%	94.00%
Aggregated measurement
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Triennial funding valuation, aggregate funding deficit			£ 7,300
Defined benefit plan funding level (in percent)			85.70%					85.90%
Surplus (deficit) in plan								£ 7,300
Contributions to defined benefit schemes		£ 800			£ 1,300
In year capital distributions to shareholders (in percent)		30.00%
Aggregated measurement | Maximum
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Deficit contributions to defined benefit plan		£ 2,000
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)		(1,578)	£ (550)
Defined benefit pension schemes | LLoyds Bank Pension Scheme No 1 and No 2 | Limited liability partnerships
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)		6,700
Defined benefit pension schemes | HBOs final salary pension scheme | Limited liability partnerships
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)		4,700
Guaranteed minimum pension benefits
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Past service cost and gains (losses) arising from settlements, net defined benefit liability (asset)		£ 33	£ 108
Minimum | The group's three main schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of retirement age		55 years
Minimum | Contractual right to retire earlier | The group's three main schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of retirement age		50 years